Consolidated Statements of Redeemable Convertible Preferred Units, Members’ Deficit and Stockholders' Equity - USD ($) $ in Thousands	Total	Members’ Capital	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Common Stock Class C Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-Controlling Interests
Beginning balance (in shares) at Dec. 31, 2015	45,216,286
Beginning balance at Dec. 31, 2015	$ 305,294
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series C redeemable convertible preferred units, net of issuance costs (in shares)	3,231,594
Issuance of Series C redeemable convertible preferred units, net of issuance costs	$ 30,347
Accretion of Series A redeemable convertible preferred units	6,325
Effect of the Reorganization Transactions and initial public offering:	$ 0
Ending balance (in shares) at Dec. 31, 2016	48,447,880
Ending balance at Dec. 31, 2016	$ 341,966
Beginning balance (in shares) at Dec. 31, 2015		47,428,921	0	0	0
Beginning balance at Dec. 31, 2015	(286,134)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1)	$ (286,133)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption of incentive units	(1,972)	$ (1,972)
New issues (in shares)		353,351
New issues	2,082	$ 2,082
Equity-based compensation	5,738	5,738
Accretion of Series A redeemable convertible preferred units	(6,325)	$ (5,848)						(477)
Foreign currency translation losses, net	(7)						(7)
Net loss	(20,612)							(20,612)
Ending balance (in shares) at Dec. 31, 2016		47,782,272	0	0	0
Ending balance at Dec. 31, 2016	(307,230)	$ 0	$ 0	$ 0	$ 0	0	(8)	(307,222)	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series A redeemable convertible preferred units	63,800
Effect of the Reorganization Transactions and initial public offering:	$ 0
Ending balance (in shares) at Dec. 31, 2017	48,447,880
Ending balance at Dec. 31, 2017	$ 405,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption of incentive units	(3,724)	$ (3,724)
New issues (in shares)		625,373
New issues	4,399	$ 4,399
Effect of exchanges	2,074	2,074
Equity-based compensation	19,707	19,707
Accretion of Series A redeemable convertible preferred units	(63,800)	$ (22,456)						(41,344)
Foreign currency translation losses, net	33						33
Net loss	(96,536)							(96,536)
Ending balance (in shares) at Dec. 31, 2017		48,407,645	0	0	0
Ending balance at Dec. 31, 2017	(445,077)	$ 0	$ 0	$ 0	$ 0	0	25	(445,102)	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of Series A redeemable convertible preferred units	176,275
Effect of the Reorganization Transactions and initial public offering:	$ (582,041)
Ending balance (in shares) at Dec. 31, 2018	0
Ending balance at Dec. 31, 2018	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)	81,833
Foreign currency translation losses, net	$ (112)
Ending balance (in shares) at Dec. 31, 2018		0	65,191,907	57,490,881	14,586,173
Ending balance at Dec. 31, 2018	$ 208,593	$ 0	$ 7	$ 6	$ 1	$ 452,576	$ (41)	$ (351,123)	$ 107,167